Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Short-term loans	$ 63,766.8	$ 2,151.4	$ 57,958.2
Accrued expenses and other current liabilities	65,588.4	$ 2,212.8	36,581.6
Total non-derivative and derivative financial instruments	344,307.8		393,997.6
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	63,802.0		57,974.6
Accounts payable (including related parties)	30,069.2		27,324.5
Payables to contractors and equipment suppliers	55,723.8		63,154.5
Accrued expenses and other current liabilities	24,659.7		20,713.3
Bonds payable	154,536.9		198,151.1
Long-term bank loans			33.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	16,080.6		26,670.6
Non-derivative financial liabilities	344,872.2		394,021.7
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	67,393.5		40,571.8
Inflows	(67,957.9)		(40,586.3)
Derivative financial instruments	(564.4)		(14.5)
Derivative financial instruments [member] | Cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows			5,478.0
Inflows			(5,487.6)
Derivative financial instruments			(9.6)
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	242,360.9		221,823.0
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	63,802.0		57,974.6
Accounts payable (including related parties)	30,069.2		27,324.5
Payables to contractors and equipment suppliers	55,723.8		63,154.5
Accrued expenses and other current liabilities	24,659.7		20,713.3
Bonds payable	60,176.8		40,669.5
Long-term bank loans			10.5
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	8,493.8		12,000.2
Non-derivative financial liabilities	242,925.3		221,847.1
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	67,393.5		40,571.8
Inflows	(67,957.9)		(40,586.3)
Derivative financial instruments	(564.4)		(14.5)
Less than 1 year [member] | Derivative financial instruments [member] | Cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows			5,478.0
Inflows			(5,487.6)
Derivative financial instruments			(9.6)
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	75,881.9		112,242.1
2-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	68,378.8		99,161.5
Long-term bank loans			20.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	7,503.1		13,060.5
Non-derivative financial liabilities	75,881.9		112,242.1
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	7,861.4		36,953.1
4-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	7,777.7		35,340.7
Long-term bank loans			2.5
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	83.7		1,609.9
Non-derivative financial liabilities	7,861.4		36,953.1
Later than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	18,203.6		22,979.4
Later than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	18,203.6		22,979.4
Non-derivative financial liabilities	$ 18,203.6		$ 22,979.4